UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07807

Fidelity Revere Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2016

Item 1.

Reports to Stockholders

Fidelity® Cash Central Fund Semi-Annual Report November 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 11/30/16	% of fund's investments 5/31/16	% of fund's investments 11/30/15
1 - 7	53.3	56.6	49.2
8 - 30	20.2	22.5	19.7
31 - 60	10.1	11.0	22.2
61 - 90	6.6	8.1	6.7
91 - 180	9.8	1.8	2.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2016
Certificates of Deposit	7.7%
Commercial Paper	6.6%
U.S. Treasury Debt	36.7%
U.S. Government Agency Debt	4.6%
Non-Negotiable Time Deposit	18.8%
Other Instruments	1.4%
Repurchase Agreements	19.9%
Net Other Assets (Liabilities)	4.3%

As of May 31, 2016
Certificates of Deposit	9.4%
Commercial Paper	3.6%
U.S. Treasury Debt	8.9%
U.S. Government Agency Debt	31.6%
Non-Negotiable Time Deposit	15.0%
Other Instruments	5.3%
Repurchase Agreements	25.7%
Net Other Assets (Liabilities)	0.5%

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 7.7%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 7.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
12/14/16	0.55%	$700,000,000	$700,014,980
Bayerische Landesbank
12/1/16 to 12/7/16	0.49	1,590,000,000	1,590,015,850
Mitsubishi UFJ Trust & Banking Corp.
12/5/16	0.47	373,000,000	372,998,956
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,663,000,000)			2,663,029,786

Financial Company Commercial Paper - 6.5%
BNP Paribas Dublin Branch
12/6/16	0.47	607,000,000	606,960,363
Landesbank Baden-Wurttemberg
12/7/16	0.47	1,645,000,000	1,644,856,063
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $2,251,831,518)			2,251,816,426

Non-Financial Company Commercial Paper - 0.1%
UnitedHealth Group, Inc.
12/1/16
(Cost $21,000,000)	0.54	21,000,000	20,999,685

U.S. Treasury Debt - 36.7%
U.S. Treasury Obligations - 36.7%
U.S. Treasury Bills
12/8/16 to 5/11/17
(Cost $12,690,852,488)	0.28 to 0.54	12,700,000,000	12,691,113,299

U.S. Government Agency Debt - 4.6%
Federal Agencies - 4.6%
Federal Home Loan Bank
12/22/16 to 2/3/17	0.36 to 0.51	1,301,000,000	1,300,348,001
Freddie Mac
1/13/17	0.54 (b)	301,000,000	301,071,939
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $1,601,351,389)			1,601,419,940

Non-Negotiable Time Deposit - 18.8%
Time Deposits - 18.8%
Barclays Bank PLC
12/1/16	0.45	1,826,217,000	1,826,217,000
Credit Agricole CIB
12/1/16 to 12/7/16	0.33 to 0.47	1,826,000,000	1,826,000,000
ING Bank NV
12/2/16 to 12/7/16	0.47	1,305,900,000	1,305,900,000
Nordea Bank AB
12/1/16	0.32	1,560,000,000	1,560,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $6,518,117,000)			6,518,117,000

Other Instrument - 1.4%
Corporate Bonds - 1.4%
International Bank for Reconstruction & Development
12/14/16 to 12/16/16
(Cost $495,933,050)	0.33 to 0.39	496,000,000	495,963,966

Interfund Loans - 0.0%
With Fidelity Gold Portfolio at .59% due 12/1/16(c)
(Cost $979,000)		979,000	979,000

U.S. Government Agency Repurchase Agreement - 4.7%
	Maturity Amount	Value
In a joint trading account at:
0.26% dated 11/30/16 due 12/1/16 (Collateralized by (U.S. Government Obligations)) #	$497,760,595	$497,757,000
0.27% dated 11/30/16 due 12/1/16 (Collateralized by (U.S. Government Obligations)) #	1,136,819,497	1,136,811,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,634,568,000)		1,634,568,000

U.S. Treasury Repurchase Agreement - 14.8%
With:
Commerz Markets LLC at 0.32%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $744,600,771, 1.25% - 2.13%, 11/30/20 - 5/15/25)	730,006,489	730,000,000
Federal Reserve Bank of New York at 0.25%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $4,393,030,591, 1.25% - 3.63%, 9/30/20 - 8/15/43)	4,393,030,507	4,393,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $5,123,000,000)		5,123,000,000

Other Repurchase Agreement - 0.4%
Other Repurchase Agreement - 0.4%
With Deutsche Bank Securities, Inc. at 0.7%, dated 11/30/16 due 12/1/16 (Collateralized by Municipal Bond Obligations valued at $130,906,632, 0.00% - 10.00%, 9/01/24 - 12/15/50)(b)(d)
(Cost $124,000,000)	124,002,411	124,000,000
TOTAL INVESTMENT PORTFOLIO - 95.7%
(Cost $33,124,632,445)		33,125,007,102
NET OTHER ASSETS (LIABILITIES) - 4.3%		1,489,642,801
NET ASSETS - 100%		$34,614,649,903

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Loan is with an affiliated fund.

 (d) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$497,757,000 due 12/01/16 at 0.26%
Credit Agricole CIB New York Branch	$250,000,000
HSBC Securities (USA), Inc.	247,757,000
$497,757,000
$1,136,811,000 due 12/01/16 at 0.27%
HSBC Securities (USA), Inc.	574,909,477
Merrill Lynch, Pierce, Fenner & Smith, Inc.	159,758,591
Societe Generale	114,245,151
Wells Fargo Securities LLC	287,897,781
$1,136,811,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $6,881,568,000) — See accompanying schedule: Unaffiliated issuers (cost $33,123,653,445)	$33,124,028,102
Other affiliated issuers (cost $979,000)	979,000
Total Investments (cost $33,124,632,445)		$33,125,007,102
Cash		1,500,000,544
Interest receivable		1,368,918
Other affiliated receivables		16
Other receivables		262,361
Total assets		34,626,638,941
Liabilities
Distributions payable	$11,664,988
Other payables and accrued expenses	324,050
Total liabilities		11,989,038
Net Assets		$34,614,649,903
Net Assets consist of:
Paid in capital		$34,614,518,793
Distributions in excess of net investment income		(58,876)
Accumulated undistributed net realized gain (loss) on investments		(184,671)
Net unrealized appreciation (depreciation) on investments		374,657
Net Assets, for 34,607,518,356 shares outstanding		$34,614,649,903
Net Asset Value, offering price and redemption price per share ($34,614,649,903 ÷ 34,607,518,356 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2016 (Unaudited)
Investment Income
Interest (including $133,818 from affiliated interfund lending)		$76,398,835
Expenses
Custodian fees and expenses	132,365
Independent trustees' fees and expenses	79,856
Interest	43,240
Total expenses before reductions	255,461
Expense reductions	(79,856)	175,605
Net investment income (loss)		76,223,230
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,625
Total net realized gain (loss)		19,625
Change in net unrealized appreciation (depreciation) on investment securities		374,657
Net increase in net assets resulting from operations		$76,617,512

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2016 (Unaudited)	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$76,223,230	$97,684,464
Net realized gain (loss)	19,625	2,829
Change in net unrealized appreciation (depreciation)	374,657	–
Net increase in net assets resulting from operations	76,617,512	97,687,293
Distributions to shareholders from net investment income	(76,224,010)	(97,683,412)
Affiliated share transactions
Proceeds from sales of shares	175,803,051,243	328,213,886,954
Reinvestment of distributions	–	438
Cost of shares redeemed	(178,854,705,436)	(320,727,004,832)
Net increase (decrease) in net assets and shares resulting from share transactions	(3,051,654,193)	7,486,882,560
Total increase (decrease) in net assets	(3,051,260,691)	7,486,886,441
Net Assets
Beginning of period	37,665,910,594	30,179,024,153
End of period	$34,614,649,903	$37,665,910,594
Other Information
Distributions in excess of net investment income end of period	$(58,876)	$(58,096)
Shares
Sold	175,785,416,761	328,213,886,954
Issued in reinvestment of distributions	–	438
Redeemed	(178,836,417,344)	(320,727,004,832)
Net increase (decrease)	(3,051,000,583)	7,486,882,560

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Cash Central Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016 A	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0021	.003	.001	.001	.002	.001
Net realized and unrealized gain (loss)	.0002	–B	–B	–B	–B	–B
Total from investment operations	.0023	.003	.001	.001	.002	.001
Distributions from net investment income	(.0021)	(.003)	(.001)	(.001)	(.002)	(.001)
Total distributions	(.0021)	(.003)	(.001)	(.001)	(.002)	(.001)
Net asset value, end of period	$1.0002	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.23%	.27%	.13%	.10%	.17%	.13%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	-%G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	-%G	-%	-%	-%	-%	-%
Net investment income (loss)	.42%G	.28%	.13%	.10%	.17%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$34,614,650	$37,665,911	$30,179,024	$40,332,769	$45,952,520	$41,844,467

 A Beginning September 19, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2016

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

In accordance with amendments to Rule 2a-7 of the 1940 Act, the Fund has been designated an institutional money market fund. Effective September 19, 2016, the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Prior to September 19, 2016, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities were valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Effective September 19, 2016, valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$686,893
Gross unrealized depreciation	(312,236)
Net unrealized appreciation (depreciation) on securities	$374,657
Tax cost	$33,124,632,445

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (204,296)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $160,127,968 and the weighted average interest rate was .11% with payments included in the Statement of Operations as a component of interest expense.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$17,015,036.59%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $20,228.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $79,856.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were owners of record of all the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Actual	.0010%	$1,000.00	$1,002.30	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FIMM, the sub-advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

TCC-SANN-0117
1.734014.116

Fidelity® Tax-Free Cash Central Fund Semi-Annual Report November 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 11/30/16	% of fund's investments 5/31/16	% of fund's investments 11/30/15
1 - 7	99.4	99.7	100.0
8 - 30	0.5	0.1	0.0
31 - 60	0.1	0.2	0.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2016
Variable Rate Demand Notes (VRDNs)	81.2%
Tender Option Bond	18.0%
Other Municipal Security	0.8%

As of May 31, 2016
Variable Rate Demand Notes (VRDNs)	96.4%
Tender Option Bond	3.1%
Other Municipal Security	0.4%
Net Other Assets (Liabilities)	0.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 81.2%
	Principal Amount	Value
Alabama - 5.1%
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 0.54% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	$12,810,000	$12,810,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.61% 12/1/16, VRDN (b)	25,500,000	25,500,000
		38,310,000
Alaska - 0.4%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.63% 12/7/16, VRDN (b)	3,125,000	3,125,000
Series 1994 C, 0.6% 12/7/16, VRDN (b)	300,000	300,000
		3,425,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.74% 12/7/16, VRDN (b)	300,000	300,000
Series 1999 A, 0.6% 12/7/16, VRDN (b)	500,000	500,000
		800,000
District Of Columbia - 2.4%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Park 7 at Minnesota Benning Proj.) Series 2012, 0.56% 12/7/16, LOC Freddie Mac, VRDN (b)	5,000,000	5,000,000
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.58% 12/7/16, LOC Bank of America NA, VRDN (b)	6,485,000	6,485,000
(Washington Drama Society, Inc. Proj.) Series 2008, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (b)	3,005,000	3,005,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D2, 0.58% 12/1/16, LOC TD Banknorth, NA, VRDN (b)	3,490,000	3,490,000
		17,980,000
Florida - 10.3%
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.59% 12/1/16, VRDN (b)	4,000,000	4,000,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.6% 12/1/16, VRDN (b)	34,200,000	34,200,000
North Broward Hosp. District Rev. Series 2005 A, 0.55% 12/7/16, LOC Wells Fargo Bank NA, VRDN (b)	6,200,000	6,200,000
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.62% 12/7/16, LOC Northern Trust Co., VRDN (b)	4,530,000	4,530,000
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.55% 12/7/16, LOC Northern Trust Co., VRDN (b)	11,640,000	11,640,000
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.):
Series 2009 A1, 0.6% 12/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (b)	14,650,000	14,650,000
Series 2009 A2, 0.56% 12/7/16, LOC Northern Trust Co., VRDN (b)	1,900,000	1,900,000
(Suncoast Hospice Proj.) Series 2004, 0.55% 12/7/16, LOC Wells Fargo Bank NA, VRDN (b)	1,100,000	1,100,000
		78,220,000
Georgia - 2.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.64% 12/1/16, VRDN (b)	4,000,000	4,000,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.64% 12/1/16, VRDN (b)	1,000,000	1,000,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.58% 12/7/16, LOC Freddie Mac, VRDN (b)	2,265,000	2,265,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 0.64% 12/1/16, VRDN (b)	4,750,000	4,750,000
(Georgia Pwr. Plant Co. Scherer Proj.) Series 2008, 0.64% 12/1/16, VRDN (b)	1,200,000	1,200,000
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.56% 12/7/16, LOC Northern Trust Co., VRDN (b)	4,200,000	4,200,000
		17,415,000
Illinois - 4.3%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.6% 12/7/16, LOC Barclays Bank PLC, VRDN (b)	1,700,000	1,700,000
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.58% 12/7/16, LOC Northern Trust Co., VRDN (b)	7,200,000	7,200,000
Series 2011 B, 0.55% 12/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	13,455,000	13,455,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 1B, 0.54% 12/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (b)	3,600,000	3,600,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.56% 12/7/16, LOC Freddie Mac, VRDN (b)	6,500,000	6,500,000
		32,455,000
Indiana - 5.7%
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.58% 12/7/16, LOC Rabobank Nederland New York Branch, VRDN (b)	7,140,000	7,140,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 F, 0.55% 12/7/16, LOC Bank of New York, New York, VRDN (b)	11,000,000	11,000,000
Series 2008 G, 0.55% 12/7/16, LOC Wells Fargo Bank NA, VRDN (b)	12,565,000	12,565,000
Series 2008 J, 0.55% 12/7/16, LOC Wells Fargo Bank NA, VRDN (b)	12,442,500	12,442,500
		43,147,500
Iowa - 0.2%
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.63% 12/7/16, LOC Cargill, Inc., VRDN (b)	1,200,000	1,200,000
Louisiana - 2.1%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2010, 0.58% 12/7/16, VRDN (b)	4,900,000	4,900,000
(C-Port LLC Proj.) Series 2008, 0.6% 12/7/16, LOC Bank of America NA, VRDN (b)	500,000	500,000
(Christus Health Proj.) Series 2008 B, 0.58% 12/7/16, VRDN (b)	3,300,000	3,300,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.6% 12/1/16, VRDN (b)	4,400,000	4,400,000
Saint James Parish Gen. Oblig. (NuStar Logistics, L.P. Proj.) Series 2010 B, 0.6% 12/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	2,500,000	2,500,000
		15,600,000
Massachusetts - 0.6%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A2, 0.59% 12/7/16, LOC Barclays Bank PLC, VRDN (b)	4,800,000	4,800,000
Michigan - 1.4%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 0.54% 12/7/16, LOC Bank of New York, New York, VRDN (b)	1,000,000	1,000,000
Michigan Fin. Auth. Rev. (Hosp. Proj.) Series 2016 E2, 0.54% 12/7/16, VRDN (b)	10,000,000	10,000,000
		11,000,000
New York - 18.6%
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.55% 12/7/16, LOC Wells Fargo Bank NA, VRDN (b)	6,300,000	6,300,000
New York City Gen. Oblig.:
Series 2008 L5, 0.59% 12/1/16 (Liquidity Facility Bank of America NA), VRDN (b)	3,100,000	3,100,000
Series 2008, 0.58% 12/2/16 (Liquidity Facility Barclays Bank PLC), VRDN (b)	10,000,000	10,000,000
Series 2017 A-7, 0.59% 12/1/16 (Liquidity Facility Bank of The West San Francisco), VRDN (b)	24,845,000	24,845,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 F1, 0.6% 12/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	18,235,000	18,235,000
Series 2009 BB2, 0.6% 12/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	10,370,000	10,370,000
New York City Transitional Fin. Auth. Rev.:
Series 2001 C, 0.56% 12/1/16 (Liquidity Facility PNC Bank NA), VRDN (b)	1,900,000	1,900,000
Series 2003 A2, 0.58% 12/2/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	8,600,000	8,600,000
Series 2013 C5, 0.55% 12/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	9,070,000	9,070,000
Series 2015 E4, 0.59% 12/1/16 (Liquidity Facility Bank of America NA), VRDN (b)	4,500,000	4,500,000
Series C, 0.58% 12/1/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (b)	3,700,000	3,700,000
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.) Series 2009 B, 0.57% 12/1/16, LOC Landesbank Hessen-Thuringen, VRDN (b)	25,610,000	25,610,000
Series 2013 A, 0.54% 12/7/16, LOC Wells Fargo Bank NA, VRDN (b)	4,370,000	4,370,000
Series 2014 A:
0.57% 12/7/16, LOC Manufacturers & Traders Trust Co., VRDN (b)	6,350,000	6,350,000
0.61% 12/1/16, LOC PNC Bank NA, VRDN (b)	1,000,000	1,000,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.57% 12/1/16, LOC Landesbank Hessen-Thuringen, VRDN (b)	3,310,000	3,310,000
		141,260,000
North Carolina - 6.4%
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.55% 12/7/16, LOC Branch Banking & Trust Co., VRDN (b)	4,275,000	4,275,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 C, 0.54% 12/7/16, LOC Wells Fargo Bank NA, VRDN (b)	14,515,000	14,515,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.57% 12/7/16, LOC Wells Fargo Bank NA, VRDN (b)	18,875,000	18,875,000
Series 2003 B, 0.57% 12/7/16, LOC Wells Fargo Bank NA, VRDN (b)	7,985,000	7,985,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.55% 12/7/16, LOC Cr. Industriel et Commercial, VRDN (b)	3,200,000	3,200,000
		48,850,000
Ohio - 5.5%
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.) Series 2010 C, 0.6% 12/1/16, LOC MUFG Union Bank NA, VRDN (b)	29,840,000	29,840,000
Series 2012 B, 0.59% 12/7/16, VRDN (b)	2,000,000	2,000,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.59% 12/1/16, LOC JPMorgan Chase Bank, VRDN (b)	9,595,000	9,595,000
		41,435,000
Pennsylvania - 4.0%
Allegheny County Hosp. Dev. Auth. Rev.:
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.57% 12/7/16, LOC PNC Bank NA, VRDN (b)	5,580,000	5,580,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.57% 12/7/16, LOC PNC Bank NA, VRDN (b)	1,815,000	1,815,000
Allegheny County Indl. Dev. Auth. Rev. (Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.58% 12/7/16, LOC PNC Bank NA, VRDN (b)	1,680,000	1,680,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.6% 12/1/16, VRDN (b)	14,300,000	14,300,000
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 0.65% 12/7/16, LOC Manufacturers & Traders Trust Co., VRDN (b)	700,000	700,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.55% 12/7/16, LOC Citizens Bank of Pennsylvania, VRDN (b)	6,000,000	6,000,000
		30,075,000
South Carolina - 0.5%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.61% 12/1/16, VRDN (b)	2,500,000	2,500,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Institute for Bus. and Home Safety Proj.) Series 2009, 0.55% 12/7/16, LOC Branch Banking & Trust Co., VRDN (b)	1,300,000	1,300,000
		3,800,000
Tennessee - 8.0%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2003, 0.64% 12/1/16, LOC Bank of America NA, VRDN (b)	5,210,000	5,210,000
Series 2005, 0.64% 12/1/16, LOC Bank of America NA, VRDN (b)	20,985,000	20,985,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Prog.) Series 2006, 0.64% 12/1/16, LOC Bank of America NA, VRDN (b)	23,375,000	23,375,000
Series 2008, 0.64% 12/1/16, LOC Bank of America NA, VRDN (b)	11,000,000	11,000,000
		60,570,000
Texas - 2.4%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.72% 12/1/16, VRDN (b)	500,000	500,000
Series 2009 B, 0.72% 12/1/16, VRDN (b)	1,800,000	1,800,000
Series 2010 B, 0.72% 12/1/16, VRDN (b)	300,000	300,000
Series 2010 C, 0.72% 12/1/16, VRDN (b)	1,000,000	1,000,000
Series 2010 D, 0.72% 12/1/16, VRDN (b)	4,125,000	4,125,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 0.6% 12/7/16 (Total SA Guaranteed), VRDN (b)	3,000,000	3,000,000
Series 2012, 0.6% 12/7/16 (Total SA Guaranteed), VRDN (b)	6,300,000	6,300,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.6% 12/7/16 (Total SA Guaranteed), VRDN (b)	700,000	700,000
Port Port Arthur Nav District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.6% 12/7/16 (Total SA Guaranteed), VRDN (b)	300,000	300,000
		18,025,000
Washington - 0.3%
Vancouver Hsg. Auth. Rev. Series 2008, 0.55% 12/7/16, LOC Freddie Mac, VRDN (b)	2,145,000	2,145,000
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.55% 12/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	4,800,000	4,800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $615,312,500)		615,312,500

Tender Option Bond - 18.0%
California - 1.4%
East Bay Muni. Util. District Participating VRDN Series XM 02 94, 0.57% 12/7/16 (Liquidity Facility Royal Bank of Canada) (b)(c)	9,000,000	9,000,000
Foothill-De Anza Cmnty. College District Participating VRDN Series MS 3288, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	2,000,000	2,000,000
		11,000,000
Colorado - 3.2%
Colorado Health Facilities Auth. Rev. Participating VRDN Series ZF 04 17, 0.7% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	295,000	295,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 16 0004, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (b)(c)	4,100,000	4,100,000
Series Floaters 16 XF1031, 0.72% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	600,000	600,000
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2016 12, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)	600,000	600,000
JPMorgan Chase Participating VRDN Series 5008, 0.58% 12/1/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	18,700,000	18,700,000
		24,295,000
Connecticut - 0.5%
Connecticut St Health & Edl. Facilities Auth. Rev. Participating VRDN Series ZF 04 74, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,500,000	3,500,000
District Of Columbia - 0.0%
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 0.66% 12/7/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	300,000	300,000
Florida - 0.2%
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series ROC II R 12017, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (b)(c)	1,200,000	1,200,000
Georgia - 0.5%
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters ZM 01 52, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	3,735,000	3,735,000
Hawaii - 0.0%
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)	400,000	400,000
Illinois - 0.1%
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 0.8% 12/7/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	100,000	100,000
The County of Cook Participating VRDN Series XF 23 13, 0.7% 12/7/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	300,000	300,000
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.61% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	500,000	500,000
		900,000
Louisiana - 0.4%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.6% 12/7/16 (Liquidity Facility Citibank NA) (b)(c)	3,100,000	3,100,000
Massachusetts - 1.9%
JPMorgan Chase Participating VRDN Series Putters 16 5004, 0.58% 12/1/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	9,000,000	9,000,000
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.59% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	4,200,000	4,200,000
Series Clipper 07 41, 0.59% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	1,000,000	1,000,000
		14,200,000
Michigan - 0.9%
JPMorgan Chase Participating VRDN:
Series Putters 5009, 0.58% 12/1/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,000,000	3,000,000
Series Putters 5010, 0.58% 12/1/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,500,000	2,500,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (b)(c)	1,000,000	1,000,000
		6,500,000
Mississippi - 0.5%
Mississippi Gen. Oblig. Participating VRDN Series ROC II-R 11987, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (b)(c)	3,600,000	3,600,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 0.73% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	400,000	400,000
Series Floaters XX 10 04, 0.61% 12/7/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	300,000	300,000
		700,000
Nevada - 0.5%
Clark County Fuel Tax Participating VRDN ROC II R 11836, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (b)(c)	4,050,000	4,050,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.74% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	300,000	300,000
North Carolina - 0.0%
Raleigh Combined Enterprise Sys. Rev. Bonds Series 2016 13, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)	245,000	245,000
Ohio - 0.8%
Ohio Hosp. Facilities Rev. Participating VRDN Series 2015 XF0105, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,200,000	6,200,000
Oklahoma - 0.1%
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)	400,000	400,000
Pennsylvania - 0.8%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Putters 5011, 0.58% 12/1/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,000,000	6,000,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.64% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	900,000	900,000
Texas - 2.3%
Board of Regents of The Univ. of Texas Participating VRDN Series Floaters 16 ZM0399, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,000,000	5,000,000
Cypress-Fairbanks Independent School District Bonds Series 2016 7, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)	300,000	300,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Clipper 09 52, 0.59% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	600,000	600,000
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (b)(c)	2,600,000	2,600,000
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (b)(c)	2,960,000	2,960,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, 0.63%, tender 12/8/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)(d)	500,000	500,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters XM 04 02, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	300,000	300,000
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series 16 ZF 0307, 0.65% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,000,000	5,000,000
		17,260,000
Utah - 0.1%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.6% 12/7/16 (Liquidity Facility Royal Bank of Canada) (b)(c)	600,000	600,000
Vermont - 0.4%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.65% 12/7/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,850,000	2,850,000
Virginia - 0.0%
Virginia Gen. Oblig. Bonds Series 2016 11, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)	280,000	280,000
Washington - 3.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Floaters ZF 04 73, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,145,000	4,145,000
King County Swr. Rev. Participating VRDN Series EGL 14 0047, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (b)(c)	15,775,000	15,775,000
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.59% 12/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)	2,600,000	2,600,000
		22,520,000
Wisconsin - 0.2%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, 0.59% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	800,000	800,000
Series Clipper 09 53, 0.59% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	700,000	700,000
		1,500,000
TOTAL TENDER OPTION BOND
(Cost $136,535,000)		136,535,000

Other Municipal Security - 0.8%
Georgia - 0.2%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A2, 0.66%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (b)	1,900,000	1,900,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.77% tender 12/15/16, CP mode	400,000	400,016
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.85% tender 12/16/16, CP mode	100,000	99,997
0.85% tender 12/19/16, CP mode	500,000	499,980
Series 1993 A, 0.8% tender 12/15/16, CP mode	1,200,000	1,200,000
Series 93B, 0.85% tender 12/8/16, CP mode	700,000	700,021
		2,499,998
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 B, 0.85% tender 12/8/16, CP mode	800,000	800,024
Series 90B, 0.8% tender 1/4/17, CP mode	600,000	599,988
		1,400,012
TOTAL OTHER MUNICIPAL SECURITY
(Cost $6,200,000)		6,200,026
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $758,047,500)		758,047,526
NET OTHER ASSETS (LIABILITIES) - 0.0%		197,630
NET ASSETS - 100%		$758,245,156

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,810,000 or 1.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $500,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, 0.63%, tender 12/8/16 (Liquidity Facility U.S. Bank NA, Cincinnati)	11/30/16	$500,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $758,047,500)		$758,047,526
Receivable for investments sold		8,001,819
Interest receivable		562,636
Other receivables		2,558
Total assets		766,614,539
Liabilities
Payable for investments purchased	$8,000,713
Distributions payable	366,116
Other payables and accrued expenses	2,554
Total liabilities		8,369,383
Net Assets		$758,245,156
Net Assets consist of:
Paid in capital		$758,245,115
Undistributed net investment income		41
Accumulated undistributed net realized gain (loss) on investments		(26)
Net unrealized appreciation (depreciation) on investments		26
Net Assets, for 758,221,673 shares outstanding		$758,245,156
Net Asset Value, offering price and redemption price per share ($758,245,156 ÷ 758,221,673 shares)		$1.0000

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2016 (Unaudited)
Investment Income
Interest		$2,641,834
Expenses
Custodian fees and expenses	$5,757
Independent trustees' fees and expenses	2,458
Total expenses before reductions	8,215
Expense reductions	(8,215)	-–
Net investment income (loss)		2,641,834
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(26)
Total net realized gain (loss)		(26)
Change in net unrealized appreciation (depreciation) on investment securities		26
Net increase in net assets resulting from operations		$2,641,834

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2016 (Unaudited)	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,641,834	$1,017,295
Net realized gain (loss)	(26)	93,695
Change in net unrealized appreciation (depreciation)	26	–
Net increase in net assets resulting from operations	2,641,834	1,110,990
Distributions to shareholders from net investment income	(2,641,793)	(1,017,292)
Distributions to shareholders from net realized gain	–	(504,578)
Total distributions	(2,641,793)	(1,521,870)
Affiliated share transactions
Proceeds from sales of shares	1,965,724,000	1,044,569,000
Cost of shares redeemed	(2,633,209,000)	(539,891,000)
Net increase (decrease) in net assets and shares resulting from share transactions	(667,485,000)	504,678,000
Total increase (decrease) in net assets	(667,484,959)	504,267,120
Net Assets
Beginning of period	1,425,730,115	921,462,995
End of period	$758,245,156	$1,425,730,115
Other Information
Undistributed net investment income end of period	$41	$–
Shares
Sold	1,965,724,000	1,044,569,000
Redeemed	(2,633,209,000)	(539,891,000)
Net increase (decrease)	(667,485,000)	504,678,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Tax-Free Cash Central Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016 A	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0027	.001	–B	.001	.002	.001
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.0027	.001	–B	.001	.002	.001
Distributions from net investment income	(.0027)	(.001)	–B	(.001)	(.002)	(.001)
Distributions from net realized gain	–	–B	–B	–	–	–
Total distributions	(.0027)	(.001)	–B	(.001)	(.002)	(.001)
Net asset value, end of period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.27%	.12%	.05%	.06%	.15%	.12%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	-%G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	-%G	-%	-%	-%	-%	-%
Net investment income (loss)	.52%G	.09%	.04%	.06%	.15%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$758,245	$1,425,730	$921,463	$955,734	$1,017,680	$1,021,171

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2016

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

In accordance with amendments to Rule 2a-7 of the 1940 Act, the Fund has been designated an institutional money market fund. Effective September 12, 2016, the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Prior to September 12, 2016, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities were valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Effective September 12, 2016, valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$61
Gross unrealized depreciation	(35)
Net unrealized appreciation (depreciation) on securities	$26
Tax cost	$758,047,500

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,458.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,757.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Actual	.0011%	$1,000.00	$1,002.70	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Free Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FIMM, the sub-advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Municipal Cash Central Fund Semi-Annual Report November 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 11/30/16	% of fund's investments 5/31/16	% of fund's investments 11/30/15
1 - 7	98.0	98.9	99.5
8 - 30	1.2	0.4	0.5
31 - 60	0.1	0.4	0.0
91 - 180	0.7	0.3	0.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2016
Variable Rate Demand Notes (VRDNs)	81.4%
Tender Option Bond	16.6%
Other Municipal Security	1.8%
Net Other Assets (Liabilities)	0.2%

As of May 31, 2016
Variable Rate Demand Notes (VRDNs)	94.6%
Tender Option Bond	4.1%
Other Municipal Security	0.8%
Net Other Assets (Liabilities)	0.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 81.4%
	Principal Amount	Value
Alabama - 5.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.84% 12/7/16, VRDN (a)(b)	$2,500,000	$2,500,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.61% 12/7/16, VRDN (a)	3,500,000	3,500,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.63% 12/1/16, VRDN (a)(b)	83,365,000	83,365,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.63% 12/1/16, VRDN (a)(b)	25,790,000	25,790,000
		115,155,000
Alaska - 1.9%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.63% 12/7/16, VRDN (a)	41,000,000	41,000,000
Arizona - 0.3%
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	2,715,325	2,715,325
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.66% 12/7/16, VRDN (a)	4,000,000	4,000,000
		6,715,325
Arkansas - 0.7%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.71% 12/7/16, LOC Fannie Mae, VRDN (a)	820,000	820,000
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.84% 12/7/16, VRDN (a)(b)	1,400,000	1,400,000
Series 2002, 0.79% 12/7/16, VRDN (a)(b)	6,600,000	6,600,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.79% 12/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	5,400,000	5,400,000
		14,220,000
California - 0.3%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Coventry Place Apts. Proj.) Series 2002 JJ, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	5,135,000	5,135,000
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 0.54% 12/7/16, LOC Citibank NA, VRDN (a)(b)	105,000	105,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Mission Creek Cmnty. Proj.) Series B, 0.55% 12/7/16, LOC Citibank NA, VRDN (a)(b)	125,000	125,000
		5,365,000
Connecticut - 0.1%
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.) Series 1989 D, 0.61% 12/7/16 (Liquidity Facility Royal Bank of Canada), VRDN (a)(b)	1,300,000	1,300,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 0.78% 12/1/16, VRDN (a)(b)	1,400,000	1,400,000
Series 1993 C, 0.74% 12/7/16, VRDN (a)	1,000,000	1,000,000
Series 1994, 0.78% 12/1/16, VRDN (a)(b)	1,100,000	1,100,000
Series 1999 A, 0.6% 12/7/16, VRDN (a)	2,000,000	2,000,000
		5,500,000
District Of Columbia - 0.2%
District of Columbia Rev. (Washington Drama Society, Inc. Proj.) Series 2008, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	3,600,000	3,600,000
Florida - 10.6%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.6% 12/1/16, VRDN (a)(b)	75,000,000	75,000,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.58% 12/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	20,595,000	20,595,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.62% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	8,705,000	8,705,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.59% 12/1/16, VRDN (a)	8,500,000	8,500,000
Florida Hsg. Fin. Corp. Rev. (Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.66% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.59% 12/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	9,015,000	9,015,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.6% 12/1/16, VRDN (a)	11,600,000	11,600,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.58% 12/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	22,000,000	22,000,000
North Broward Hosp. District Rev. 0.55% 12/7/16, LOC Northern Trust Co., VRDN (a)	17,245,000	17,245,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.62% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (West Point Villas Apts. Proj.) Series 2000 F, 0.6% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	10,290,000	10,290,000
Palm Beach County Rev. (Raymond F. Kravis Ctr. Proj.) Series 2002, 0.55% 12/7/16, LOC Northern Trust Co., VRDN (a)	6,595,000	6,595,000
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 0.55% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	10,920,000	10,920,000
Saint Johns County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.62% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	5,085,000	5,085,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.62% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	8,100,000	8,100,000
		225,050,000
Georgia - 0.6%
Bartow County Dev. Auth. Rev.:
(VMC Specialty Alloys LLC Proj.) Series 2014, 0.68% 12/7/16, LOC Comerica Bank, VRDN (a)(b)	4,230,000	4,230,000
Series 2016, 0.68% 12/7/16, LOC Comerica Bank, VRDN (a)(b)	770,000	770,000
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.58% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	2,500,000	2,500,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.67% 12/7/16, VRDN (a)(b)	4,600,000	4,600,000
		12,100,000
Illinois - 3.4%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.61% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	1,215,000	1,215,000
Chicago Midway Arpt. Rev. Series 2014 C, 0.63% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	11,770,000	11,770,000
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,100,000	3,100,000
0.57% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,400,000	5,400,000
Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts Proj.) Series 2005, 0.61% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	1,380,000	1,380,000
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.58% 12/7/16, LOC Northern Trust Co., VRDN (a)	34,575,000	34,575,000
Series 2011 B, 0.55% 12/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	15,795,000	15,795,000
		73,235,000
Indiana - 2.9%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.68% 12/7/16, VRDN (a)(b)	5,000,000	5,000,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 A, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,300,000	3,300,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 F, 0.55% 12/7/16, LOC Bank of New York, New York, VRDN (a)	25,425,000	25,425,000
Series 2008 G, 0.55% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	12,150,000	12,150,000
Series 2008 J, 0.55% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	14,662,500	14,662,500
		60,537,500
Iowa - 0.9%
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.63% 12/7/16, LOC Cargill, Inc., VRDN (a)	4,200,000	4,200,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.67% 12/7/16, VRDN (a)(b)	14,400,000	14,400,000
		18,600,000
Kansas - 0.8%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.63% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	7,000,000	7,000,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 0.61% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	8,960,000	8,960,000
		15,960,000
Kentucky - 1.0%
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.58% 12/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.58% 12/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
Series 1993 B, 0.58% 12/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.65% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,000,000	3,000,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.67% 12/7/16, VRDN (a)(b)	10,500,000	10,500,000
		21,550,000
Louisiana - 6.5%
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.63% 12/7/16, LOC Freddie Mac, VRDN (a)	4,095,000	4,095,000
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	315,000	315,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2010, 0.58% 12/7/16, VRDN (a)	17,100,000	17,100,000
(Christus Health Proj.) Series 2008 B, 0.58% 12/7/16, VRDN (a)	11,900,000	11,900,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.):
Series 1992 A, 0.64% 12/1/16, VRDN (a)(b)	8,000,000	8,000,000
Series 1992 B, 0.6% 12/1/16, VRDN (a)	4,400,000	4,400,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.64% 12/1/16, VRDN (a)(b)	50,000,000	50,000,000
Series 1993, 0.64% 12/1/16, VRDN (a)(b)	22,000,000	22,000,000
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.79% 12/7/16, VRDN (a)	2,000,000	2,000,000
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.6% 12/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	7,850,000	7,850,000
Series 2010 B, 0.6% 12/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	10,900,000	10,900,000
		138,560,000
Massachusetts - 0.8%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A2, 0.59% 12/7/16, LOC Barclays Bank PLC, VRDN (a)	17,200,000	17,200,000
Michigan - 1.0%
Michigan Fin. Auth. Rev. Series 22 A, 0.59% 12/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)(c)	3,725,000	3,725,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.6% 12/1/16, LOC Comerica Bank, VRDN (a)	18,500,000	18,500,000
		22,225,000
Minnesota - 1.7%
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.62% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	1,400,000	1,400,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C2, 0.55% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	13,940,000	13,940,000
Plymouth Multi-family Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.62% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Allina Health Sys. Proj.) Series 2009 C, 0.55% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	18,600,000	18,600,000
		35,940,000
Mississippi - 1.6%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 0.66% 12/1/16, VRDN (a)(b)	12,400,000	12,400,000
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 D, 0.54% 3/1/17 (Chevron Corp. Guaranteed), VRDN (a)	14,000,000	14,000,000
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.55% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	8,500,000	8,500,000
		34,900,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.84% 12/7/16, VRDN (a)(b)	2,200,000	2,200,000
Nevada - 0.3%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.57% 12/7/16, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.62% 12/7/16, VRDN (a)(b)	1,800,000	1,800,000
Series 2016 D, 0.61% 12/7/16, VRDN (a)(b)	1,000,000	1,000,000
Series 2016 E, 0.62% 12/7/16, VRDN (a)(b)	2,000,000	2,000,000
		5,800,000
New York - 14.9%
New York City Gen. Oblig.:
Series 2008 J5, 0.59% 12/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	12,000,000	12,000,000
Series 2008, 0.58% 12/2/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	21,600,000	21,600,000
Series 2017 A-7, 0.59% 12/1/16 (Liquidity Facility Bank of The West San Francisco), VRDN (a)	11,245,000	11,245,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2014 AA, 0.6% 12/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	10,400,000	10,400,000
Series 2016 AA2, 0.59% 12/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	25,250,000	25,250,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 0.58% 12/2/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	19,500,000	19,500,000
Series 2010, 0.58% 12/2/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	49,340,000	49,340,000
New York Hsg. Fin. Agcy. Rev.:
(455 West 37th Street Hsg. Proj.) Series A, 0.62% 12/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	41,460,000	41,460,000
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.61% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	90,950,000	90,950,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.59% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	6,200,000	6,200,000
(East 39th Street Hsg. Proj.) Series 1999 A, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	12,000,000	12,000,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.59% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	9,000,000	9,000,000
Series 2012 A, 0.63% 12/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	8,400,000	8,400,000
		317,345,000
North Carolina - 0.1%
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.6% 12/7/16, LOC Branch Banking & Trust Co., VRDN (a)(b)	1,350,000	1,350,000
Ohio - 0.7%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 0.6% 12/1/16, LOC MUFG Union Bank NA, VRDN (a)	15,660,000	15,660,000
Pennsylvania - 1.8%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.64% 12/7/16, LOC PNC Bank NA, VRDN (a)(b)	1,000,000	1,000,000
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 0.65% 12/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,800,000	2,800,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.55% 12/7/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	6,075,000	6,075,000
Philadelphia Arpt. Rev. Series 2005 C1, 0.59% 12/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	22,790,000	22,790,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.55% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	5,545,000	5,545,000
		38,210,000
South Carolina - 1.0%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.63% 12/1/16, VRDN (a)(b)	10,000,000	10,000,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.59% 12/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	6,900,000	6,900,000
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.59% 12/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	3,365,000	3,365,000
		20,265,000
Tennessee - 10.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2003, 0.64% 12/1/16, LOC Bank of America NA, VRDN (a)	19,255,000	19,255,000
Series 2005, 0.64% 12/1/16, LOC Bank of America NA, VRDN (a)	22,805,000	22,805,000
Series 2008, 0.64% 12/1/16, LOC Bank of America NA, VRDN (a)	69,575,000	69,575,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.6% 12/7/16, LOC Bank of America NA, VRDN (a)	5,620,000	5,620,000
Series 2002, 0.64% 12/1/16, LOC Bank of America NA, VRDN (a)	37,150,000	37,150,000
Series 2004, 0.64% 12/1/16, LOC Bank of America NA, VRDN (a)	41,405,000	41,405,000
Series 2006, 0.64% 12/1/16, LOC Bank of America NA, VRDN (a)	27,350,000	27,350,000
		223,160,000
Texas - 6.5%
Austin Arpt. Sys. Rev. Series 2005 3, 0.6% 12/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	19,865,000	19,865,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.66% 12/1/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Series 2002 A:
0.66% 12/1/16, LOC Bank of America NA, VRDN (a)(b)	12,100,000	12,100,000
0.66% 12/1/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,900,000	10,900,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.84% 12/7/16, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.67% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	8,610,000	8,610,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.72% 12/1/16, VRDN (a)	2,150,000	2,150,000
Series 2004, 0.77% 12/7/16, VRDN (a)(b)	16,700,000	16,700,000
Series 2009 B, 0.72% 12/1/16, VRDN (a)	5,700,000	5,700,000
Series 2009 C, 0.72% 12/1/16, VRDN (a)	4,400,000	4,400,000
Series 2010 B, 0.72% 12/1/16, VRDN (a)	3,600,000	3,600,000
Series 2010 C, 0.72% 12/1/16, VRDN (a)	3,300,000	3,300,000
Series 2010 D, 0.72% 12/1/16, VRDN (a)	3,425,000	3,425,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2012, 0.6% 12/7/16 (Total SA Guaranteed), VRDN (a)	9,100,000	9,100,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.6% 12/7/16 (Total SA Guaranteed), VRDN (a)	2,600,000	2,600,000
Port Port Arthur Nav District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.6% 12/7/16 (Total SA Guaranteed), VRDN (a)	1,100,000	1,100,000
Port Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.69% 12/7/16 (Total SA Guaranteed), VRDN (a)(b)	1,000,000	1,000,000
Texas City Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.57% 12/7/16, LOC Bank of America NA, VRDN (a)	3,245,000	3,245,000
		137,745,000
Virginia - 0.7%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.6% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	3,000,000	3,000,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1995, 0.61% 12/1/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	6,200,000	6,200,000
Series 1996 A, 0.61% 12/1/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	6,200,000	6,200,000
		15,400,000
Washington - 0.1%
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,700,000	2,700,000
West Virginia - 2.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.86% 12/7/16, VRDN (a)(b)	3,200,000	3,200,000
Series 2009 A, 0.55% 12/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	49,575,000	49,575,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.84% 12/7/16, VRDN (a)(b)	2,500,000	2,500,000
		55,275,000
Wisconsin - 0.0%
Kohler Solid Waste Disp. (Kohler Co. Proj.) Series 1997, 0.75% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	700,000	700,000
Wyoming - 1.1%
Converse County Envir. Impt. Rev. Series 1995, 0.68% 12/7/16, VRDN (a)(b)	3,100,000	3,100,000
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.62% 12/7/16, VRDN (a)	1,500,000	1,500,000
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.):
Series 2009 A, 0.58% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000,000	10,000,000
Series 2009 B, 0.58% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	4,700,000	4,700,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.62% 12/7/16, VRDN (a)	3,000,000	3,000,000
		22,300,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,726,822,825)		1,726,822,825

Tender Option Bond - 16.6%
Alabama - 0.3%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 XM0207, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,500,000	6,500,000
Arizona - 0.4%
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	310,000	310,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,400,000	1,400,000
Series XL 00 16, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,200,000	6,200,000
		7,910,000
California - 0.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	2,035,000	2,035,000
Univ. of California Revs. Participating VRDN Series MS 3066, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	10,320,781	10,320,781
		12,355,781
Colorado - 1.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series ZF 04 17, 0.7% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	800,000	800,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 16 0004, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	12,550,000	12,550,000
Series EGL 16 0006, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	2,850,000	2,850,000
Series Floaters 16 XF1031, 0.72% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	2,300,000	2,300,000
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2016 12, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	2,200,000	2,200,000
JPMorgan Chase Participating VRDN Series 5008, 0.58% 12/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,410,000	3,410,000
		24,110,000
District Of Columbia - 0.0%
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 0.66% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,085,000	1,085,000
Florida - 0.2%
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series ROC II R 12017, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	4,400,000	4,400,000
Hawaii - 0.3%
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,300,000	1,300,000
Hawaii Gen. Oblig. Participating VRDN Series 16 XF0439, 0.6% 12/7/16 (Liquidity Facility Bank of America NA) (a)(d)	6,000,000	6,000,000
		7,300,000
Illinois - 0.9%
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 0.8% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	400,000	400,000
Illinois Fin. Auth. Rev. Participating VRDN:
Series ZF 04 78, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,960,000	2,960,000
0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	9,000,000	9,000,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series 15 XM 0078, 0.6% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,090,000	5,090,000
The County of Cook Participating VRDN Series XF 23 13, 0.7% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	985,000	985,000
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.61% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	1,125,000	1,125,000
		19,560,000
Kansas - 0.3%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	5,420,000	5,420,000
Louisiana - 0.5%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.6% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	10,200,000	10,200,000
Maryland - 0.3%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 0.65% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,275,000	7,275,000
Massachusetts - 1.0%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.59% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	17,100,000	17,100,000
Series Clipper 07 41, 0.59% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	3,700,000	3,700,000
		20,800,000
Michigan - 2.8%
JPMorgan Chase Participating VRDN:
Series Putters 5009, 0.58% 12/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	32,270,000	32,270,000
Series Putters 5010, 0.58% 12/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	27,115,000	27,115,000
		59,385,000
Missouri - 0.3%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XF 05 08, 0.58% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	6,000,000	6,000,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 0.73% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,700,000	1,700,000
Series Floaters XX 10 04, 0.61% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,200,000	1,200,000
		2,900,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.74% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,100,000	1,100,000
New York - 0.3%
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series ZF 23 15, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	375,000	375,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 15 XF0080, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,865,000	5,865,000
		6,240,000
North Carolina - 0.5%
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series MS 15 ZM0105, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,280,000	2,280,000
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 0.58% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,765,000	4,765,000
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series BC 10 31W, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,000,000	2,000,000
Raleigh Combined Enterprise Sys. Rev. Bonds Series 2016 13, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,000,000	1,000,000
		10,045,000
Oklahoma - 0.1%
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,400,000	1,400,000
Oregon - 0.0%
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 0.66% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,045,000	1,045,000
South Carolina - 0.2%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.64% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	3,600,000	3,600,000
Texas - 3.0%
Cypress-Fairbanks Independent School District Bonds Series 2016 7, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,200,000	1,200,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF008, 0.6% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,355,000	5,355,000
Series Clipper 09 52, 0.59% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	2,600,000	2,600,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Putters 15 3, 0.58% 12/1/16 (Liquidity Facility J.P. Morgan Securities, LLC) (a)(d)	18,000,000	18,000,000
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Sewries 16 ZF0312, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,485,000	10,485,000
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 0.58% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,000,000	4,000,000
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	2,040,000	2,040,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, 0.63%, tender 12/8/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,500,000	1,500,000
San Antonio Wtr. Sys. Rev. Bonds Series 2016 5, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	5,175,000	5,175,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 16 ZF 0282, 0.59% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	4,000,000	4,000,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters XM 04 02, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,300,000	1,300,000
Texas Gen. Oblig. Participating VRDN Series MS 3390, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,000,000	4,000,000
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.6% 12/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	3,125,000	3,125,000
		62,780,000
Utah - 0.5%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.6% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,700,000	2,700,000
Utah County Hosp. Rev. Participating VRDN Series ZF 04 96, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,500,000	7,500,000
		10,200,000
Virginia - 0.3%
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 14 0048, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	5,565,000	5,565,000
Virginia Gen. Oblig. Bonds Series 2016 11, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,000,000	1,000,000
		6,565,000
Washington - 1.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 5002, 0.58% 12/1/16 (Liquidity Facility J.P. Morgan Securities, LLC) (a)(d)	19,985,000	19,985,000
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	1,600,000	1,600,000
Series ROC II R 11962, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	2,200,000	2,200,000
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.59% 12/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	9,500,000	9,500,000
Washington Gen. Oblig. Participating VRDN Series 16 XM0216, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,535,000	1,535,000
		34,820,000
Wisconsin - 0.9%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, 0.59% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	14,700,000	14,700,000
Series Clipper 09 53, 0.59% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	2,900,000	2,900,000
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series 2015 ZF0216, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
		20,100,000
TOTAL TENDER OPTION BOND
(Cost $353,095,781)		353,095,781

Other Municipal Security - 1.8%
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A2, 0.66%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	7,100,000	7,100,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.77% tender 12/15/16, CP mode	1,600,000	1,600,064
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.8% tender 12/15/16, CP mode	4,600,000	4,600,000
0.85% tender 12/16/16, CP mode	200,000	199,994
0.85% tender 12/19/16, CP mode	1,700,000	1,699,932
Series 93B, 0.8% tender 1/4/17, CP mode	2,100,000	2,099,937
		8,599,863
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 0.85% tender 12/8/16, CP mode	3,000,000	3,000,090
Series 1990 A:
0.9% tender 12/16/16, CP mode (b)	5,300,000	5,299,841
0.9% tender 12/19/16, CP mode (b)	1,890,000	1,889,924
Series A1:
0.88% tender 12/21/16, CP mode (b)	400,000	400,000
1.02% tender 12/1/16, CP mode (b)	5,100,000	5,100,051
		15,689,906
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.83% tender 12/16/16, CP mode (b)	2,800,000	2,800,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 0.9% tender 12/19/16, CP mode (b)	2,200,000	2,200,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $37,990,000)		37,989,833
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $2,117,908,606)		2,117,908,439
NET OTHER ASSETS (LIABILITIES) - 0.2%		4,798,930
NET ASSETS - 100%		$2,122,707,369

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,500,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, 0.63%, tender 12/8/16 (Liquidity Facility U.S. Bank NA, Cincinnati)	11/30/16	$1,500,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,117,908,606)		$2,117,908,439
Cash		1,079
Receivable for investments sold
Regular delivery		21,878
Delayed delivery		7,100,000
Interest receivable		1,279,449
Other receivables		7,711
Total assets		2,126,318,556
Liabilities
Payable for investments purchased
Regular delivery	$1,299,726
Delayed delivery	1,000,000
Distributions payable	1,303,754
Other payables and accrued expenses	7,707
Total liabilities		3,611,187
Net Assets		$2,122,707,369
Net Assets consist of:
Paid in capital		$2,122,695,637
Undistributed net investment income		211
Accumulated undistributed net realized gain (loss) on investments		11,688
Net unrealized appreciation (depreciation) on investments		(167)
Net Assets, for 2,122,614,934 shares outstanding		$2,122,707,369
Net Asset Value, offering price and redemption price per share ($2,122,707,369 ÷ 2,122,614,934 shares)		$1.0000

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2016 (Unaudited)
Investment Income
Interest		$9,801,220
Expenses
Custodian fees and expenses	$15,855
Independent trustees' fees and expenses	8,468
Total expenses before reductions	24,323
Expense reductions	(24,323)	-
Net investment income (loss)		9,801,220
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		11,688
Total net realized gain (loss)		11,688
Change in net unrealized appreciation (depreciation) on investment securities		(167)
Net increase in net assets resulting from operations		$9,812,741

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2016 (Unaudited)	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,801,220	$4,259,760
Net realized gain (loss)	11,688	228,915
Change in net unrealized appreciation (depreciation)	(167)	–
Net increase in net assets resulting from operations	9,812,741	4,488,675
Distributions to shareholders from net investment income	(9,801,009)	(4,259,579)
Distributions to shareholders from net realized gain	–	(1,175,653)
Total distributions	(9,801,009)	(5,435,232)
Affiliated share transactions
Proceeds from sales of shares	5,818,092,000	4,341,073,000
Cost of shares redeemed	(7,874,173,001)	(4,764,908,000)
Net increase (decrease) in net assets and shares resulting from share transactions	(2,056,081,001)	(423,835,000)
Total increase (decrease) in net assets	(2,056,069,269)	(424,781,557)
Net Assets
Beginning of period	4,178,776,638	4,603,558,195
End of period	$2,122,707,369	$4,178,776,638
Other Information
Undistributed net investment income end of period	$211	$–
Shares
Sold	5,818,092,000	4,341,073,000
Redeemed	(7,874,173,001)	(4,764,908,000)
Net increase (decrease)	(2,056,081,001)	(423,835,000)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Cash Central Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016 A	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0028	.001	.001	.001	.002	.001
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.0028	.001	.001	.001	.002	.001
Distributions from net investment income	(.0028)	(.001)	(.001)	(.001)	(.002)	(.001)
Distributions from net realized gain	–	–B	–	–	–B	–
Total distributions	(.0028)	(.001)	(.001)	(.001)	(.002)	(.001)
Net asset value, end of period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.28%	.12%	.05%	.07%	.17%	.14%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	-%G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	-%G	-%	-%	-%	-%	-%
Net investment income (loss)	.54%G	.09%	.05%	.07%	.17%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$2,122,707	$4,178,777	$4,603,558	$5,657,214	$4,529,568	$3,863,628

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2016

1. Organization.

Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

In accordance with amendments to Rule 2a-7 of the 1940 Act, the Fund has been designated an institutional money market fund. Effective September 12, 2016, the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Prior to September 12, 2016, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities were valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Effective September 12, 2016, valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$205
Gross unrealized depreciation	(372)
Net unrealized appreciation (depreciation) on securities	$(167)
Tax cost	$2,117,908,606

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $8,468.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $15,855.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Actual	.0009%	$1,000.00	$1,002.80	$-
Hypothetical-C		$1,000.00	$1,025.06	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FIMM, the sub-advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MCC-SANN-0117
1.734025.116

Fidelity® Securities Lending Cash Central Fund Semi-Annual Report November 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 11/30/16	% of fund's investments 5/31/16	% of fund's investments 11/30/15
1 - 7	62.1	36.5	51.2
8 - 30	16.7	32.9	17.8
31 - 60	11.5	14.9	14.7
61 - 90	3.5	13.9	12.0
91 - 180	6.2	1.8	4.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2016
Certificates of Deposit	15.1%
Commercial Paper	1.9%
U.S. Treasury Debt	21.7%
U.S. Government Agency Debt	8.8%
Non-Negotiable Time Deposit	17.4%
Other Instruments	1.5%
Repurchase Agreements	28.7%
Net Other Assets (Liabilities)	4.9%

As of May 31, 2016
Certificates of Deposit	14.0%
U.S. Treasury Debt	8.7%
U.S. Government Agency Debt	46.0%
Non-Negotiable Time Deposit	17.8%
Other Instruments	5.7%
Repurchase Agreements	8.6%
Net Other Assets (Liabilities)*	(0.8)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 15.1%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 15.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
12/14/16	0.55%	$931,000,000	$931,019,923
Bayerische Landesbank
12/1/16 to 12/7/16	0.49	910,000,000	910,009,000
Landesbank Baden-Wuerttemberg New York Branch
12/5/16 to 12/6/16	0.47	1,040,000,000	1,039,977,922
Sumitomo Mitsui Banking Corp.
12/6/16	0.45	200,000,000	200,002,540
TOTAL CERTIFICATE OF DEPOSIT
(Cost $3,081,000,000)			3,081,009,385

Financial Company Commercial Paper - 1.7%
BNP Paribas Dublin Branch
12/6/16
(Cost $342,977,610)	0.47	343,000,000	342,977,602

Asset Backed Commercial Paper - 0.1%
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
12/1/16
(Cost $30,787,000)	0.45	30,787,000	30,786,600

Non-Financial Company Commercial Paper - 0.1%
UnitedHealth Group, Inc.
12/1/16
(Cost $10,806,000)	0.54	10,806,000	10,805,838

U.S. Treasury Debt - 21.7%
U.S. Treasury Obligations - 21.7%
U.S. Treasury Bills
12/15/16 to 5/4/17	0.31 to 0.52	4,235,100,000	4,232,101,882
U.S. Treasury Notes
10/31/17	0.66 (b)	200,000,000	200,293,800
TOTAL U.S. TREASURY DEBT
(Cost $4,432,270,837)			4,432,395,682

U.S. Government Agency Debt - 8.8%
Federal Agencies - 8.8%
Federal Home Loan Bank
12/7/16 to 1/25/17	0.35 to 0.45	1,585,900,000	1,585,357,533
Freddie Mac
1/13/17	0.54 (b)	199,000,000	199,047,561
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $1,784,283,932)			1,784,405,094

Non-Negotiable Time Deposit - 17.4%
Time Deposits - 17.4%
Barclays Bank PLC
12/1/16	0.45	1,005,000,000	1,005,000,000
Credit Agricole CIB
12/1/16 to 12/7/16	0.33 to 0.47	1,005,000,000	1,005,000,000
ING Bank NV
12/2/16 to 12/7/16	0.47	737,700,000	737,700,000
Nordea Bank AB
12/1/16	0.32	808,000,000	808,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $3,555,700,000)			3,555,700,000

Other Instrument - 1.5%
Corporate Bonds - 1.5%
International Bank for Reconstruction & Development
12/14/16 to 12/16/16
(Cost $303,958,616)	0.33 to 0.39	304,000,000	303,977,834

U.S. Government Agency Repurchase Agreement - 3.2%
	Maturity Amount	Value
In a joint trading account at:
0.26% dated 11/30/16 due 12/1/16 (Collateralized by U.S. Government Obligations) #	$250,228,807	$250,227,000
0.27% dated 11/30/16 due 12/1/16 (Collateralized by U.S. Government Obligations) #	396,921,967	396,919,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $647,146,000)		647,146,000

U.S. Treasury Repurchase Agreement - 10.2%
With:
Commerz Markets LLC at 0.32%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $410,045,150, 2.13% - 3.50%, 2/15/18 - 5/15/25)	402,003,573	402,000,000
Federal Reserve Bank of New York at 0.25%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $1,674,011,760, 1.75% - 6.13%, 5/15/21 - 11/15/27)	1,674,011,625	1,674,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $2,076,000,000)		2,076,000,000

Other Repurchase Agreement - 15.3%
Other Repurchase Agreement - 15.3%
With:
Citigroup Global Markets, Inc. at 0.61%, dated 11/30/16 due 12/1/16 (Collateralized by Equity Securities valued at $150,122,556)	139,002,355	139,000,000
Deutsche Bank Securities, Inc. at 0.7%, dated 11/30/16 due 12/1/16 (Collateralized by Municipal Bond Obligations valued at $422,834,348, 0.00% - 7.63%, 6/15/19 - 5/15/2112)	402,007,817	402,000,000
ING Financial Markets LLC at 0.61%, dated 11/30/16 due 12/1/16 (Collateralized by Equity Securities valued at $2,160,123)	2,000,034	2,000,000
J.P. Morgan Securities, LLC at:
0.53%, dated 11/30/16 due 12/1/16 (Collateralized by Commercial Paper valued at $566,500,275, 12/15/16 - 5/02/17)	550,008,097	550,000,000
0.61%, dated 11/28/16 due 12/5/16 (Collateralized by U.S. Government Obligations valued at $118,456,903, 1.90% - 14.91%, 11/20/34 - 9/16/53)	115,013,640	115,002,864
Merrill Lynch, Pierce, Fenner & Smith at:
0.61%, dated 11/30/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $376,386,378, 3.00% - 4.50%, 11/01/45 - 8/01/46)	369,043,768	369,014,133
1.8%, dated:
10/31/16 due 1/31/17 (Collateralized by Equity Securities valued at $401,348,538)	373,711,200	371,996,168
11/2/16 due 1/31/17 (Collateralized by Equity Securities valued at $118,972,276)	110,495,000	109,998,944
Mizuho Securities U.S.A., Inc. at:
0.59%, dated 11/30/16 due 12/1/16 (Collateralized by Corporate Obligations valued at $210,003,815, 1.28% - 10.75%, 5/02/17 - 8/01/69)	200,003,278	200,000,000
0.7%, dated:
11/22/16 due 12/6/16 (Collateralized by Equity Securities valued at $71,292,489)	66,017,967	66,000,000
11/23/16 due 12/7/16 (Collateralized by Equity Securities valued at $25,924,052)	24,006,533	24,000,000
11/25/16 due 12/7/16 (Collateralized by Equity Securities valued at $5,400,796)	5,001,361	5,000,000
11/28/16 due 12/7/16 (Collateralized by Equity Securities valued at $308,898,052)	286,077,856	286,000,000
11/30/16 due 12/7/16 (Collateralized by Equity Securities valued at $14,040,344)	13,003,539	13,000,000
1.85%, dated 10/11/16 due 1/9/17 (Collateralized by U.S. Government Obligations valued at $23,521,604, 1.75%, 5/30/19)	23,106,375	23,000,439
RBC Capital Markets Co. at 0.82%, dated 11/10/16 due 12/1/16 (Collateralized by Municipal Bond Obligations valued at $77,744,332, 0.61% - 7.55%, 7/01/17 - 4/01/47)	74,101,133	74,000,000
Wells Fargo Securities, LLC at:
0.56%, dated 11/30/16 due 12/1/16 (Collateralized by Mortgage Loan Obligations valued at $157,502,450, 1.55% - 5.50%, 6/12/34 - 11/18/59)	150,002,333	150,000,000
0.61%, dated 11/30/16 due 12/7/16 (Collateralized by Corporate Obligations valued at $153,003,254, 0.75% - 2.50%, 7/18/17 - 7/29/25)	150,017,792	150,007,005
0.66%, dated:
11/28/16 due 12/5/16 (Collateralized by Commercial Paper valued at $8,400,463, 12/06/16)	8,001,027	8,000,314
11/30/16 due 12/1/16 (Collateralized by Corporate Obligations valued at $68,041,249, 1.25% - 8.25%, 12/15/17 - 12/01/40)	63,001,155	63,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $3,121,000,000)		3,121,019,867

TOTAL INVESTMENT PORTFOLIO - 95.1%
(Cost $19,385,929,995)		19,386,223,902
NET OTHER ASSETS (LIABILITIES) - 4.9%		993,337,802
NET ASSETS - 100%		$20,379,561,704

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$250,227,000 due 12/01/16 at 0.26%
HSBC Securities (USA), Inc.	$250,227,000
$250,227,000
$396,919,000 due 12/01/16 at 0.27%
HSBC Securities (USA), Inc.	$200,730,372
Merrill Lynch, Pierce, Fenner & Smith, Inc.	55,779,914
Societe Generale	39,888,839
Wells Fargo Securities LLC	100,519,875
$396,919,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $5,844,165,867) — See accompanying schedule: Unaffiliated issuers (cost $19,385,929,995)		$19,386,223,902
Cash		1,000,000,026
Interest receivable		1,695,148
Other receivables		150,847
Total assets		20,388,069,923
Liabilities
Distributions payable	$8,318,021
Other payables and accrued expenses	190,198
Total liabilities		8,508,219
Net Assets		$20,379,561,704
Net Assets consist of:
Paid in capital		$20,380,246,439
Undistributed net investment income		2,016
Accumulated undistributed net realized gain (loss) on investments		(980,658)
Net unrealized appreciation (depreciation) on investments		293,907
Net Assets, for 20,376,472,361 shares outstanding		$20,379,561,704
Net Asset Value, offering price and redemption price per share ($20,379,561,704 ÷ 20,376,472,361 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2016 (Unaudited)
Investment Income
Interest		$46,872,096
Expenses
Custodian fees and expenses	$85,704
Independent trustees' fees and expenses	45,575
Interest	11,562
Total expenses before reductions	142,841
Expense reductions	(45,575)	97,266
Net investment income (loss)		46,774,830
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		31,993
Total net realized gain (loss)		31,993
Change in net unrealized appreciation (depreciation) on investment securities		293,907
Net increase in net assets resulting from operations		$47,100,730

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2016 (Unaudited)	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,774,830	$71,817,526
Net realized gain (loss)	31,993	(696)
Change in net unrealized appreciation (depreciation)	293,907	–
Net increase in net assets resulting from operations	47,100,730	71,816,830
Distributions to shareholders from net investment income	(46,773,412)	(71,816,888)
Affiliated share transactions
Proceeds from sales of shares	54,370,104,556	116,988,177,065
Cost of shares redeemed	(55,831,913,386)	(120,731,586,343)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,461,808,830)	(3,743,409,278)
Total increase (decrease) in net assets	(1,461,481,512)	(3,743,409,336)
Net Assets
Beginning of period	21,841,043,216	25,584,452,552
End of period	$20,379,561,704	$21,841,043,216
Other Information
Undistributed net investment income end of period	$2,016	$598
Shares
Sold	54,365,270,065	116,988,177,065
Redeemed	(55,827,349,128)	(120,731,586,343)
Net increase (decrease)	(1,462,079,063)	(3,743,409,278)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Securities Lending Cash Central Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016 A	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0023	.003	.001	.001	.002	.001
Net realized and unrealized gain (loss)	.0002	–B	–B	–B	–B	–B
Total from investment operations	.0025	.003	.001	.001	.002	.001
Distributions from net investment income	(.0023)	(.003)	(.001)	(.001)	(.002)	(.001)
Total distributions	(.0023)	(.003)	(.001)	(.001)	(.002)	(.001)
Net asset value, end of period	$1.0002	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.25%	.30%	.13%	.10%	.17%	.13%
Ratios to Average Net AssetsE
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	.46%G	.30%	.13%	.10%	.16%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$20,379,562	$21,841,043	$25,584,453	$24,033,517	$18,970,578	$15,244,675

 A Beginning September 19, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2016

1. Organization.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

In accordance with amendments to Rule 2a-7 of the 1940 Act, the Fund has been designated an institutional money market fund. Effective September 19, 2016, the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Prior to September 19, 2016, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities were valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Effective September 19, 2016, valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$560,148
Gross unrealized depreciation	(266,241)
Net unrealized appreciation (depreciation) on securities	$293,907
Tax cost	$19,385,929,995

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(1,011,990)
No expiration
Short-term	(696)
Total capital loss carryforward	$(1,012,686)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $72,713,947 and the weighted average interest rate was 0.089% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $9,088.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $45,575.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Actual	.0010%	$1,000.00	$1,002.50	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Securities Lending Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FIMM, the sub-advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CCC-SANN-0117
1.743119.116

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 24, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 24, 2017